Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Small Cap Value Index Fund
	Aug. 29, 2024
Fidelity Small Cap Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.73%
Since Inception	8.30%	[1]
Fidelity Small Cap Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.09%
Since Inception	7.08%	[1]
Fidelity Small Cap Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.04%
Since Inception	6.21%	[1]
RS015
Average Annual Return:
Past 1 year	14.65%
Since Inception	8.35%
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	12.21%

[1]	A From July 11, 2019 .